Amortization and Depreciation - Summary of Amortization and depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortisation expense [abstract]
Amortization of intangible assets	€ 1,267	€ 215	€ 40
Depreciation of property, plant, and equipment	1,994	823	587
Depreciation of right-of-use assets	1,257	805	490
Total	€ 4,518	€ 1,843	€ 1,117